RIGHT OF USE ASSETS AND LEASES - Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	R 34.8
Additions	4.5	R 6.1
Lease modifications	4.4	(0.6)
Lease derecognitions	(0.4)	(1.2)
Closing balance	25.7	34.8
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	90.1	89.6
Additions	4.5	6.1
Lease modifications	4.4	(0.6)
Lease derecognitions	(4.5)	(5.0)
Closing balance	94.5	90.1
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(55.3)	(41.9)
Depreciation	(17.5)	(17.4)
Lease derecognitions	4.0	4.0
Closing balance	(68.8)	(55.3)
Mine plant facilities and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	9.7
Closing balance	5.9	9.7
Mine plant facilities and equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	26.4	31.2
Additions	0.0	0.0
Lease modifications	0.0	(0.6)
Lease derecognitions	(1.3)	(4.2)
Closing balance	25.1	26.4
Mine plant facilities and equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(16.7)	(13.0)
Depreciation	(6.5)	(7.7)
Lease derecognitions	4.0	4.0
Closing balance	(19.2)	(16.7)
Mine property and development
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	25.1
Closing balance	19.8	25.1
Mine property and development | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	63.7	58.4
Additions	4.5	6.1
Lease modifications	4.4	0.0
Lease derecognitions	(3.2)	(0.8)
Closing balance	69.4	63.7
Mine property and development | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(38.6)	(28.9)
Depreciation	(11.0)	(9.7)
Lease derecognitions	0.0	0.0
Closing balance	R (49.6)	R (38.6)